Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhfiiretchoices-20160106_SupplementTextBlock

John Hancock Funds II
Retirement Choices at 2010 Portfolio

Supplement dated January 6, 2016 to the current Class R3 and Class R5 Prospectus
The disclosure regarding the custom blended benchmark under the heading "Past performance" in the Retirement Choices 2010 Portfolio Fund summary is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and consists of the following indices and approximate weightings: 6% Russell 3000 Index, 2% MSCI ACWI ex-US Index, and 92% Barclays U.S. Aggregate Bond Index. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives.

(Retirement Choices at 2010 Portfolio - Classes R3 and R5) | (Retirement Choices at 2010 Portfolio)
Prospectus:	rr_ProspectusTable
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and consists of the following indices and approximate weightings: 6% Russell 3000 Index, 2% MSCI ACWI ex-US Index, and 92% Barclays U.S. Aggregate Bond Index. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives.